Intangible Assets (Details) - Schedule of intangible assets - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Beginning Balance	$ 8,841,805	$ 6,941,216
Additions	2,110,686	1,900,589
Disposal	(2,578,188)
Write-off	(6,941,216)
Exchange difference	28,915
Ending Balance	1,462,002	8,841,805
Cost [Member] | Technologies and Knowhow [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Beginning Balance	8,118,413	6,217,824
Additions	1,569,438	1,900,589
Disposal	(2,578,188)
Write-off	(6,217,824)
Exchange difference	28,915
Ending Balance	920,754	8,118,413
Cost [Member] | Patents and Trademark [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Beginning Balance	236,528	236,528
Additions
Disposal
Write-off	(236,528)
Exchange difference
Ending Balance		236,528
Cost [Member] | Software and License [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Beginning Balance	486,864	486,864
Additions	541,248
Disposal
Write-off	(486,864)
Exchange difference
Ending Balance	541,248	486,864
Accumulated Amortization and Impairment Losses [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Beginning Balance	(6,941,216)
Amortisation	(289,877)
Disposal	108,515
Write-off	6,941,216
Exchange difference	(14,146)
Ending Balance	(195,508)	(6,941,216)
Accumulated Amortization and Impairment Losses [Member] | Technologies and Knowhow [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Beginning Balance	(6,217,824)
Amortisation	(223,815)
Disposal	108,515
Write-off	6,217,824
Exchange difference	(15,269)
Ending Balance	(130,569)	(6,217,824)
Accumulated Amortization and Impairment Losses [Member] | Patents and Trademark [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Beginning Balance	(236,528)
Amortisation
Disposal
Write-off	236,528
Exchange difference
Ending Balance		(236,528)
Accumulated Amortization and Impairment Losses [Member] | Software and License [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Beginning Balance	(486,864)
Amortisation	(66,062)
Disposal
Write-off	486,864
Exchange difference	1,123
Ending Balance	(64,939)	(486,864)
Carrying Amount [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Carrying Amount	1,266,494	1,900,589
Carrying Amount [Member] | Technologies and Knowhow [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Carrying Amount	790,185	1,900,589
Carrying Amount [Member] | Patents and Trademark [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Carrying Amount
Carrying Amount [Member] | Software and License [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Carrying Amount	$ 476,309